Right-of-use-assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [abstract]
Summary of Changes in Carrying Amount of Right-of-use Assets

Changes in the carrying amount of right-of-use assets for the years ended December 31, 2023 and 2022, are reported in the following tables.

	Buildings	Vehicles	Total
Cost as at December 31, 2021	81,784	1,035	82,819
Additions	6,541	—	6,541
Disposals	(5,371)	—	(5,371)
Adjustments due to remeasurements	(227)	—	(227)
Adjustments due to modifications	(167)	—	(167)
Effect of translation adjustments	1,037	11	1,048
Cost as at December 31, 2022	83,597	1,046	84,643
Additions	7,056	633	7,689
Disposals	(609)	(766)	(1,375)
Adjustments due to remeasurements	584	—	584
Adjustments due to modifications	11,867	—	11,867
Effect of translation adjustments	(903)	(6)	(909)
Cost as at December 31, 2023	101,592	907	102,499

Accumulated depreciation and impairment loss as at Dec. 31, 2021	(31,201)	(863)	(32,064)
Depreciation	(11,699)	(135)	(11,834)
Disposals	3,060	—	3,060
Impairment loss	(848)	—	(848)
Adjustments due to remeasurements	(51)	—	(51)
Adjustments due to modifications	—	—	—
Effect of translation adjustments	(72)	(9)	(81)
Accumulated depreciation and impairment loss as at Dec. 31, 2022	(40,811)	(1,007)	(41,818)
Depreciation	(11,887)	(134)	(12,021)
Disposals	485	766	1,251
Impairment loss	75	—	75
Adjustments due to remeasurements	3	—	3
Adjustments due to modifications	—	—	—
Effect of translation adjustments	449	6	455
Accumulated depreciation and impairment loss as at Dec. 31, 2023	(51,686)	(369)	(52,055)

Net book value as at December 31, 2021	50,583	172	50,755
Net book value as at December 31, 2022	42,786	39	42,825
Net book value as at December 31, 2023	49,906	538	50,444

Summary of Breakdown of Right-of-use Assets Based on Geographical Location

The following tables show a breakdown of right-of-use assets based on geographical location of the cash generating units (mainly directly operated retail stores) in which they are included.

	31/12/23	31/12/22
United States of America	25,901	18,938
Italy	12,523	9,249
Spain	2,548	3,473
United Kingdom	6,126	4,985
China	417	2,493
Others	2,929	3,687
Total	50,444	42,825

Summary of amounts recognized in statement of net income loss

The following tables show the amounts recognized in profit or loss under IFRS 16 for the years ended December 31, 2023, 2022 and 2021.

	2023	2022	2021
Depreciation charge of right-of-use assets	12,021	11,834	11,706
Interest on lease liabilities	3,090	2,877	2,584
Expenses relating to short-term leases	2,326	1,465	1,187
Expenses relating to leases of low-value assets, excluding short-term leases	133	125	169
Covid-19 rent concessions	—	(635)	(1,515)
Total	17,570	15,666	14,131